INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 2,105	$ 1,553
Work in progress	911	599
Finished products	5,427	3,599
Total inventory	$ 8,443	$ 5,751